Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000231762
Shareholder Report [Line Items]
Fund Name	Global X Blockchain & Bitcoin Strategy ETF
Class Name	Global X Blockchain & Bitcoin Strategy ETF
Trading Symbol	BITS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Blockchain & Bitcoin Strategy ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/bits/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/bits/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Blockchain & Bitcoin Strategy ETF	$101	0.65%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks long-term capital appreciation by investing under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. and non-U.S. “Blockchain Companies”, as defined below, and in long positions in U.S. listed bitcoin futures (“Bitcoin Futures”) contracts. Under normal circumstances, the Fund will invest at least 25% of its assets in Blockchain Companies and will have notional exposure to Bitcoin Futures equal to at least 20% of the total assets of the Fund.

Blockchain Companies include companies that derive or are expected to derive at least 50% of their revenues, operating income, or assets from digital asset mining, blockchain and digital asset transactions, blockchain applications, blockchain and digital asset hardware, and blockchain and digital asset integration, as defined by Solactive AG, the provider of the Underlying Index.

Blockchain Companies also include U.S.-listed operating companies that directly own a material amount of digital assets.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 111.98%. The Fund had a net asset value of $38.09 per share on October 31, 2023, and ended the reporting period with a net asset value of $71.47 per share on October 31, 2024.

During the reporting period, the highest returns came from CME Bitcoin Futures and the Global X Blockchain ETF, which returned 180.29% and 120.36%, respectively. The Global X 1-3 Month T-Bill ETF returned 5.38%.

The Fund delivered positive returns during the reporting period, primarily driven by continued positive sentiment toward digital assets, specifically Bitcoin. The U.S. Federal Reserve's decision to cut interest rates by 50 basis points in September 2024 provided tailwinds to risk assets, including digital assets. Additionally, investor sentiment has improved as the rate cut signaled growing confidence in the U.S. economy by the Federal Reserve. The U.S. Securities and Exchange Commission’s approval of spot Bitcoin ETFs in early 2024 also boosted investor confidence and drove up the value of digital assets. Furthermore, advancements in blockchain infrastructure and scalability solutions that enhanced the practical applications of blockchain technology positively influenced the Fund's holdings during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Blockchain & Bitcoin Strategy ETF - $6982	S&P 500 Index (TR)* - $12757	Coin Metrics Bitcoin Coin Index (CMBIBTC) - $11000
Nov/21	$10000	$10000	$10000
Oct/22	$2360	$8392	$3190
Oct/23	$3294	$9243	$5395
Oct/24	$6982	$12757	$11000

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X Blockchain & Bitcoin Strategy ETF	111.98%	-11.42%
S&P 500 Index (TR)*	38.02%	8.57%
Coin Metrics Bitcoin Coin Index (CMBIBTC)	103.89%	3.27%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 26,952,918
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 150,873
InvestmentCompanyPortfolioTurnover	37.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$26,952,918	7	$150,873	37.45%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	1.3%
United States	11.0%
Exchange Traded Fund	80.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X Blockchain ETFFootnote Reference**	50.2%
Global X 1-3 Month T-Bill ETFFootnote Reference**	30.2%
U.S. Treasury Bills, 4.59%, 1/2/2025	3.7%
U.S. Treasury Bills, 4.60%, 1/9/2025	3.7%
U.S. Treasury Bills, 4.51%, 1/28/2025	3.7%
CME Bitcoin - Futures Contract	1.3%
CME Bitcoin - Futures Contract	0.0%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/bits/
C000245376
Shareholder Report [Line Items]
Fund Name	Global X Bitcoin Trend Strategy ETF
Class Name	Global X Bitcoin Trend Strategy ETF
Trading Symbol	BTRN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Bitcoin Trend Strategy ETF (the "Fund") for the period from March 20, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/btrn/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/btrn/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as an annualized percentage of a $10,000 investment
Global X Bitcoin Trend Strategy ETF	$53	0.95%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond to the price and yield performance, before fees and expenses, of the CoinDesk Bitcoin Trend Indicator Futures Index (“Secondary Index”). The Fund is passively managed which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to a strategy that systematically and dynamically allocates between exposure to U.S. listed bitcoin futures (“Bitcoin Futures”) contracts and cash based on the Bitcoin Trend Indicator (“BTI”), a signal which conveys the direction and strength of the current price trend of Bitcoin. Bitcoin is represented by the CoinDesk Bitcoin Futures Excess Return Index (Ticker: BFIC) and cash is represented by the passively-managed Global X 1-3 Month T-Bill ETF (Ticker: CLIP), an affiliate of the Fund.

Since March 20, 2024 (the “reporting period”), the Fund decreased by 20.60%, while the Secondary Index decreased by 15.70%. The Fund had a net asset value of $33.10 per share on March 20, 2024, and ended the reporting period with a net asset value of $26.09 per share on October 31, 2024.

During the reporting period, the Global X 1-3 Month T-Bill ETF returned 3.28% while the CME Bitcoin Futures returned -76.21%.

During the reporting period the Fund recorded negative performance. Even though Bitcoin Futures have exhibited positive performance, driven by a confluence of factors including halving events, institutional adoption, regulatory advancements, technological innovations, and macroeconomic factors, the Fund’s trend strategy resulted in allocations to cash (represented by the Global X 1-3 Month T-Bill ETF (Ticker: CLIP)), which became a drag on performance. The approval of spot Bitcoin ETFs in early 2024 boosted investor confidence in Bitcoin Futures and drove up the value of digital assets. This approval led to heightened institutional participation which greatly enhanced market liquidity and stability. While the strategy underperformed during the period, these tailwinds for Bitcoin Futures, alongside the dynamic allocation strategy of the Fund, allowed investors to access Bitcoin Futures in a risk-managed basis.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Bitcoin Trend Strategy ETF - $7940	S&P 500 Index (TR) - $11007	CoinDesk Bitcoin Trend Indicator Futures Index (TR) (USD) - $8430
Mar/24	$10000	$10000	$10000
Mar/24	$10637	$10059	$10858
Apr/24	$8568	$9648	$9236
May/24	$8964	$10127	$9333
Jun/24	$8367	$10490	$8523
Jul/24	$8336	$10618	$8559
Aug/24	$7146	$10875	$7374
Sep/24	$7338	$11108	$7773
Oct/24	$7940	$11007	$8430

Average Annual Return [Table Text Block]
Fund/Index Name	Cumulative Since Inception
Global X Bitcoin Trend Strategy ETF	-20.60%
S&P 500 Index (TR)	10.07%
CoinDesk Bitcoin Trend Indicator Futures Index (TR) (USD)	-15.70%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,826,356
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 12,386
InvestmentCompanyPortfolioTurnover	42.49%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,826,356	8	$12,386	42.49%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	3.0%
Repurchase Agreement	13.4%
Short-Term Investment	18.1%
United States	24.5%
Exchange Traded Fund	66.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Global X 1-3 Month T-Bill ETFFootnote Reference**	66.6%
RBC Capital Markets	13.4%
U.S. Treasury Note, 1.50%, 11/30/2024	6.8%
U.S. Treasury Bills, 4.51%, 1/28/2025	6.8%
U.S. Treasury Bills, 4.59%, 1/2/2025	5.4%
U.S. Treasury Bills, 4.60%, 1/9/2025	5.4%
CME Bitcoin - Futures Contract	3.0%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/btrn/